Changes in Accounting Policies	6 Months Ended
Dec. 31, 2019
Changes In Accounting Policies [Abstract]
Changes in accounting policies

12 Changes in accounting policies

The group has adopted AASB 16 retrospectively from 1 July 2019, but has not restated comparatives for the 2019 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognised in the opening balance sheet on 1 July 2019.

(a) Adjustments recognised on adoption of AASB 16 Leases

On adoption of AASB 16, the group recognised lease liabilities in relation to leases which had previously been classified as 'operating leases' under the principles of AASB117 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate as of 1 July 2019. The weighted average lessee's incremental borrowing rate applied to the lease liabilities on 1 July 2019 was 5.37%.

31 Dec 2019
Operating lease commitments disclosed as at 30 June 2019	$104,851
Discounted using the lessee's incremental borrowing rate of at the date of initial application	$98,302

Lease liability recognised as at 1 July 2019	$98,302

Of which are:
Current lease liabilities	$37,197
Non-current lease liabilities	$61,105

The associated right-of use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognised in the balance sheet as at 1 July 2019. There were no onerous lease contracts that would have required an adjustment to the right-of-use assets at the date of initial application.

(i) Amounts recognised in the balance sheet

	Consolidated entity
	1 July 2019	30 June 2019
Right-of-use assets*
Properties	$96,824	-

* Included in the line item 'property, plant and equipment' in the condensed consolidated balance sheet.

The change in accounting policy has resulted in the net impact on retained earnings on 1 July 2019 by a decrease of $1,479.

In applying AASB 16 for the first time, the group has used the following practical expedients permitted by the standard:

●	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics

●	reliance on previous assessments on whether leases are onerous

●	the accounting for operating leases with a remaining lease term of less than 12 months as at 1 July 2019 as short-term leases

●	the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application, and

●	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The group has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the group relied on its assessment made applying AASB 117 and Interpretation 4 Determining whether an Arrangement contains a Lease.